As filed with the Securities and Exchange Commission on March 8, 2012

Registration No. 2-99584

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 34	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 37	☒

PLAN INVESTMENT FUND, INC.

(Exact Name of Registrant as Specified in Charter)

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (630) 472-7700

DALE E. PALKA

President and Chief Executive Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

ROBERT F. WEBER

Seyfarth Shaw LLP

131 S. Dearborn Street, Suite 2400

Chicago, Illinois 60603

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Participation Certificates.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this post-Effective Amendment No. 34 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 8th day of March, 2012.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka
Dale E. Palka, President and Chief Executive Officer

ATTEST:

/s/ Joseph S. Castellon

Joseph S. Castellon, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Dale E. Palka Dale E. Palka	President and Chief Executive Officer (Principal Executive Officer)	March 8, 2012

/s/ Joseph S. Castellon Joseph S. Castellon	Treasurer (Principal Financial and Accounting Officer)	March 8, 2012

*Dorothy A. Coleman	Trustee	March 8, 2012
Dorothy A. Coleman

*Emil D. Duda	Trustee	March 8, 2012
Emil D. Duda

Signature	Title	Date

*John G. Foos	Trustee	March 8, 2012
John G. Foos

*Robert J. Kolodgy	Trustee	March 8, 2012
Robert J. Kolodgy

*Robert A. Leichtle Robert A. Leichtle	Trustee	March 8, 2012

*Gerard T. Mallen Gerard T. Mallen	Trustee	March 8, 2012

*Joseph F. Reichard Joseph F. Reichard	Trustee	March 8, 2012

*Marilyn T. Tromans	Trustee	March 8, 2012
Marilyn T. Tromans

*Cynthia M. Vice	Trustee	March 8, 2012
Cynthia M. Vice

*	Executed on behalf of the indicated Trustees by Joseph S. Castellon, duly appointed attorney-in-fact, pursuant to powers of attorney filed as Exhibit (h)(4) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A No. 2-99584, as filed with the SEC on December 2, 2011.

By:	/s/ Joseph S. Castellon

Joseph S. Castellon, Attorney-in-fact

EXHIBITS

101	Risk/Return Summary of Registrant’s Prospectus as an Interactive Data File using eXtensible Business Reporting Language